Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

On January 25, 2021, the Compensation Committee (the “Compensation Committee”) of the Board approved the Director Compensation Policy (the “Policy”). The Policy is applicable to all directors that are not employees or compensated consultants of the Company. Pursuant to the Policy, the cash compensation to non-employee directors will be the following: (i) quarterly board retainer — $2,500; (ii) additional Board Chair retainer — $2,000; (iii) additional Audit Committee Chair retainer — $2,000; (iv) additional Compensation Committee Chair retainer — $2,000; and (v) additional N&CG Committee Chair retainer — $1,000. Also, pursuant to the Policy, the annual equity award to non-employee directors will be restricted stock units representing $60,000. Also, pursuant to the Policy, non-employee directors will be reimbursed for reasonable out-of-pocket business expenses incurred in connection with business related to the Board.

Name	Fees Earned or Paid in Cash ($)	Stock awards ($)(1)	Option awards ($)(1)	Non-equity incentive plan compensation ($)	Nonqualified deferred compensation earnings ($)	All other compensation ($)	Total ($)
Richard M. Cohen	22,000	84,139	—	—	—	—	106,139
Randall P. Seidl	18,000	84,139	—	—	—	—	102,139
Jaspreet Sood	10,000	84,139	—	—	—	—	94,139

(1)      The amounts reflected in this column represent the aggregate grant date fair value of the awards made during each respective year, as computed in accordance with FASB ASC Topic 718. For additional information related to the measurement of stock-based compensation awards, see Note 10 of the accompanying Consolidated Financial Statements.

Richard M. Cohen [Member]
Awards Close in Time to MNPI Disclosures
Name	Richard M. Cohen
Underlying Securities	84,139	[1]
Randall P. Seidl [Member]
Awards Close in Time to MNPI Disclosures
Name	Randall P. Seidl
Underlying Securities	84,139	[1]
Jaspreet Sood [Member]
Awards Close in Time to MNPI Disclosures
Name	Jaspreet Sood
Underlying Securities	84,139	[1]

[1]	The amounts reflected in this column represent the aggregate grant date fair value of the awards made during each respective year, as computed in accordance with FASB ASC Topic 718. For additional information related to the measurement of stock-based compensation awards, see Note 10 of the accompanying Consolidated Financial Statements.